Intangible assets - Additional information (Details) $ in Millions		1 Months Ended							6 Months Ended
	Jun. 01, 2022 USD ($)	Jul. 31, 2023 EUR (€)	Oct. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill									€ 119,000	€ 903,000	€ 1,556,000	€ 416,000
Additional considerations									0	2,000,000
Financial liabilities									35,503,000	€ 40,658,000	42,251,000	39,893,000
2014 Monalizumab (NKG2A) agreement with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill									119,000			€ 416,000
IPH5201 (anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations		€ 2,000,000	€ 600,000	€ 400,000		€ 200,000	€ 2,500,000	€ 7,000,000
Agreement related to IPH5201 with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Milestone payment received | $	$ 5
IPH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill													€ 40,000,000
Payments for milestone					€ 1,000,000
Financial liabilities									€ 0
Impairment of intangible assets											€ 41,000,000